OTHER FINANCIAL DATA - OTHER INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 478	$ 479
Finite-Lived Intangible Assets, Accumulated Amortization	(63)	(53)
Finite-Lived Intangible Assets, Net	415	426
Finite Lived Intangible Assets, Future Amortization Expense Per Year	10
Finite Lived Intangible Assets, Storage Rights Amortization Period	46
Finite-Lived Intangible Assets Amortization Expense	10	10	10
Finite Lived Intangible Assets, Other Intangibles Amortization Period, Minimum	10
Finite Lived Intangible Assets, Development Rights Amortization Period	50
Storage Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	138	138
Finite-Lived Intangible Assets, Accumulated Amortization	(19)	(16)
Development Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	322	322
Finite-Lived Intangible Assets, Accumulated Amortization	(40)	(34)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	18	19
Finite-Lived Intangible Assets, Accumulated Amortization	$ (4)	$ (3)